Cash and Cash Equivalents - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalent [Line Items]
Restricted cash and cash equivalents	£ 1,024	£ 878
Restricted cash and cash equivalents principally due to exchange control restrictions	305	455
Short-term restricted cash and cash equivalents	92	141
Cash and cash equivalents	2,809	3,139
Hedging Instrument
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 42	£ 48